Events after the reporting period (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Apr. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Events after the reporting period
Repayment of debt			$ 329,501	$ 106,514	$ 453,948
New receivables funding agreement | New senior loans
Events after the reporting period
Repayment of debt		$ 34,500
New receivables funding agreement | New senior loans | Maximum
Events after the reporting period
Gross loan commitments		$ 150,000
Cancellation of Cross-Currency Swap
Events after the reporting period
Cash receipts from swap	$ 3,608